UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-3950
Van Kampen U.S. Government Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities 94.3%
$15,256	Federal Home Loan Mortgage Corp.	4.500%	05/01/38	$15,521,472
71,348	Federal Home Loan Mortgage Corp.	5.000	10/01/18 to 07/01/38	73,927,068
37,096	Federal Home Loan Mortgage Corp.	5.500	01/01/36 to 11/01/37	38,926,278
40,563	Federal Home Loan Mortgage Corp.	6.000	03/01/29 to 09/01/38	42,903,377
11,525	Federal Home Loan Mortgage Corp. (a)	6.000	TBA	12,164,280
2,685	Federal Home Loan Mortgage Corp.	6.500	07/01/14 to 08/01/33	2,885,451
1,710	Federal Home Loan Mortgage Corp.	7.500	01/01/20 to 05/01/35	1,920,749
900	Federal Home Loan Mortgage Corp.	8.000	08/01/32	1,022,817
1,631	Federal Home Loan Mortgage Corp.	8.500	01/01/17 to 08/01/31	1,836,295
2,700	Federal Home Loan Mortgage Corp., October (a)	5.000	TBA	2,787,434
16,210	Federal Home Loan Mortgage Corp., October (a)	5.500	TBA	16,967,315
15,975	Federal Home Loan Mortgage Corp., October (a)	6.500	TBA	17,025,867
26,996	Federal National Mortgage Association	4.500	05/01/19 to 10/01/19	28,442,706
33,375	Federal National Mortgage Association (a)	4.500	TBA	33,813,047

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$29,849	Federal National Mortgage Association	5.000%	03/01/22 to 03/01/39	$30,931,562
147,974	Federal National Mortgage Association	5.500	12/01/32 to 11/01/38	155,325,643
87,137	Federal National Mortgage Association	6.000	07/01/12 to 11/01/38	92,170,413
14,600	Federal National Mortgage Association (a)	6.000	TBA	15,405,278
24,286	Federal National Mortgage Association	6.500	11/01/13 to 10/01/36	26,158,088
1,468	Federal National Mortgage Association	7.000	05/01/13 to 07/01/34	1,618,234
2,826	Federal National Mortgage Association	7.500	04/01/15 to 08/01/37	3,172,579
2,382	Federal National Mortgage Association	8.000	07/01/20 to 04/01/33	2,716,151
2,759	Federal National Mortgage Association	8.500	08/01/14 to 10/01/32	3,158,668
438	Federal National Mortgage Association	9.500	04/01/30	483,124
111	Federal National Mortgage Association	13.000	06/01/15	131,819
26,400	Federal National Mortgage Association, October (a)	5.000	TBA	27,270,382
20,000	Federal National Mortgage Association, October (a)	6.500	TBA	21,378,120
18,775	Government National Mortgage Association (a)	4.500	TBA	19,056,625
17,000	Government National Mortgage Association (a)	5.000	TBA	17,592,348

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Mortgage Backed Securities (continued)
$5,161	Government National Mortgage Association	5.500%	05/15/33 to 10/15/34	$5,452,395
1,945	Government National Mortgage Association	6.000	01/15/28 to 04/15/29	2,076,010
502	Government National Mortgage Association	6.500	04/15/26 to 12/15/28	542,720
1,072	Government National Mortgage Association	7.000	08/15/22 to 01/15/29	1,181,092
1,272	Government National Mortgage Association	8.000	05/15/16 to 12/15/21	1,416,053
2,153	Government National Mortgage Association	9.000	03/15/10 to 08/15/24	2,408,403
1,176	Government National Mortgage Association	9.500	02/15/16 to 09/15/22	1,321,730
24	Government National Mortgage Association	12.250	02/15/15 to 06/15/15	26,884
27	Government National Mortgage Association	13.000	02/15/11 to 05/15/15	30,711
765	Government National Mortgage Association II	6.000	04/20/29	818,470
5	Government National Mortgage Association II	8.500	02/20/17	5,750

	Total Mortgage Backed Securities 94.3%			721,993,408

	Collateralized Mortgage Obligations 3.9%
5,018	American Home Mortgage Investment Trust (b)	0.686	11/25/45	655,313
233	Bear Stearns Mortgage Funding Trust (b)	0.406	12/25/36	110,182

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$202	Bear Stearns Mortgage Funding Trust (b)	0.446%	09/25/36	$96,935
2,315	Citigroup Commercial Mortgage Trust (c)	5.916	03/15/49	2,177,896
1,570	Citigroup Commercial Mortgage Trust (c)	6.299	12/10/49	1,417,673
4,896	Citigroup Mortgage Loan Trust, Inc. (b)	4.900	10/25/35	3,876,358
2,200	Commercial Mortgage Pass-Through Certificates (c)	6.010	12/10/49	1,988,038
251	Countrywide Alternative Loan Trust (b)	0.426	06/25/47	116,863
167	Countrywide Alternative Loan Trust (b)	0.496	09/25/47	75,426
2,688	Countrywide Home Loans (b)	0.516	04/25/35	1,404,615
9,785	Downey Savings & Loan Association Mortgage Loan Trust (b)	1.400	08/19/45	2,008,893
1,547	Federal Home Loan Mortgage Corp. (REMIC) (b)(d)	7.857	06/15/31	118,490
5,101	Federal Home Loan Mortgage Corp. (STRIPS) (d)	8.000	06/01/31	701,914
992	Federal Home Loan Mortgage Corp. (REMIC) (b)(d)	8.307	03/15/32	90,373

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$1,482	Federal National Mortgage Association (REMIC) (d)	6.000%	08/25/32	$76,931
374	Federal National Mortgage Association (REMIC) (d)	6.000	05/25/33	62,380
1,284	Federal National Mortgage Association (STRIPS) (d)	6.500	10/01/24	266,248
1,466	Federal National Mortgage Association (REMIC)	7.000	09/25/32	1,599,452
3,918	Federal National Mortgage Association (REMIC) (d)	7.000	05/25/33	564,995
2,985	Federal National Mortgage Association (REMIC) (b)(d)	7.308	02/17/31	233,710
1,016	Federal National Mortgage Association (c)	7.500	01/19/39	1,132,811
1,174	Federal National Mortgage Association (STRIPS) (d)	7.500	01/01/32	139,501
256	Federal National Mortgage Association (REMIC) (b)(d)	7.719	07/18/27	24,867
3,380	Federal National Mortgage Association (REMIC) (d)	8.000	09/18/27	531,664
3,218	Federal National Mortgage Association (STRIPS) (d)	8.000	05/01/30	481,753
338	Federal National Mortgage Association (REMIC) (d)	8.000	08/18/27	78,111
741	Federal National Mortgage Association (REMIC) (b)(d)	8.254	07/25/30 to 08/25/30	83,417
496	Federal National Mortgage Association (REMIC) (b)(d)	8.256	11/18/30	88,247
3,331	Government National Mortgage Association (b)(d)	7.709	12/16/25	350,138
1,766	Government National Mortgage Association (b)(d)	7.759	05/16/32	162,265
578	Government National Mortgage Association (b)(d)	7.904	05/20/31	119,459
164	Greenpoint Mortgage Funding Trust (b)	0.426	01/25/37	81,519
2,375	Greenwich Capital Commercial Funding Corp.	5.444	03/10/39	2,110,492
1,325	JP Morgan Chase Commercial Mortgage Securities Corp. (c)	5.794	02/12/51	1,158,173
850	LB-UBS Commercial Mortgage Trust	5.156	02/15/31	801,595
159	Luminent Mortgage Trust (b)	0.486	04/25/36	77,133

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Collateralized Mortgage Obligations (continued)
$122	Residential Accredit Loans, Inc. (b)	0.516%	02/25/46	$39,176
2,511	Structured Adjustable Rate Mortgage Loan Trust (c)	3.740	06/25/34	1,977,804
3,328	Structured Asset Mortgage Investments, Inc. (b)	0.476	05/25/45	1,773,012
2,408	Washington Mutual Mortgage Pass-Through Certificates (b)	0.596	12/25/45	948,959
536	Washington Mutual Mortgage Pass-Through Certificates (b)	2.501	10/25/45	299,716

	Total Collateralized Mortgage Obligations 3.9%			30,102,497

	Total Long-Term Investments 98.2%
	(Cost $737,056,276)			752,095,905

Short-Term Investments 25.7%
Repurchase Agreements 22.2%
Banc of America Securities ($40,633,113 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 9/30/09, to be sold on 10/01/09 at $40,633,158)				40,633,113
JPMorgan Chase & Co. ($122,516,327 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $122,516,497)				122,516,327

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($6,834,560 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $6,834,562)	6,834,560

Total Repurchase Agreements 22.2%	169,984,000

United States Government Agency Obligations 3.5%
Federal Home Loan Bank Discount Notes ($26,500,000 par, yielding 0.001%, 10/01/09 maturity)	26,500,000
United States Treasury Bill ($735,000 par, yielding 0.273%, 11/12/09 maturity) (e)	734,770

Total United States Government Agency Obligations 3.5%	27,234,770

Total Short-Term Investments 25.7%
(Cost $197,218,770)	197,218,770

Total Investments 123.9%
(Cost $934,207,960)	949,314,675

Liabilities in Excess of Other Assets (23.9%)	(183,286,551)

Net Assets 100.0%	$766,028,124

Percentages are calculated as a percentage of net assets.
The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.
(a)	Security purchased on a when-issued, delayed delivery or forward commitment basis.

(b)	Floating Rate Coupon

(c)	Variable Rate Coupon

(d)	IO — Interest Only

(e)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.
REMIC — Real Estate Mortgage Investment Conduits
STRIPS — Separate Trading of Registered Interest and Principal of Securities
TBA — To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.
Futures contracts outstanding as of September 30, 2009:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Notes 10-Year Futures, December 2009 (Current Notional Value of $118,328 per contract)	18	$14,397
U.S. Treasury Notes 2-Year Futures, December 2009 (Current Notional Value of $216,969 per contract)	40	45,969
U.S. Treasury Notes 5-Year Futures, December 2009 (Current Notional Value of $116,094 per contract)	188	145,936

Total Long Contracts:	246	206,302

Short Contracts:
U.S. Treasury Bond 30-Year Futures, December 2009 (Current Notional Value of $121,375 per contract)	14	(16,654)

Total Futures Contracts	260	$189,648

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
Swap contracts outstanding as of September 30, 2009:
Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America N.A.	USD-LIBOR BBA	Pay	5.093%	08/14/19	$19,340	$499,939
Deutsche Bank AG New York	USD-LIBOR BBA	Pay	4.400	10/01/16	78,587	0

						499,939

Bank of America N.A.	USD-LIBOR BBA	Receive	4.395	08/14/39	4,555	(399,784)
Deutsche Bank AG New York	USD-LIBOR BBA	Receive	4.410	10/03/18	42,279	43,547

						(356,237)

Total Interest Rate Swaps						$143,702

Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in an Asset Position
Mortgage Backed Securities	$—	$721,993,408	$—	$721,993,408
Collateralized Mortgage Obligations	—	30,102,497	—	30,102,497
Short-Term Investments	—	197,218,770	—	197,218,770
Futures	206,302	—	—	206,302
Interest Rate Swaps	—	543,486	—	543,486

Total Investments in an Asset Position	206,302	949,858,161	—	950,064,463

Investments in a Liability Position
Futures	(16,654)	—	—	(16,654)
Interest Rate Swaps	—	(399,784)	—	(399,784)

Total Investments in a Liability Position	(16,654)	(399,784)	—	(416,438)

Total	$189,648	$949,458,377	$—	$949,648,025

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Van Kampen U.S. Mortgage Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Collateralized
Mortgage
Obligations
Balance as of 12/31/08	$4,066,535
Accrued Discounts/Premiums	-0-
Realized Gain/Loss	(1,650,462)
Change in Unrealized Appreciation/Depreciation	4,275,000
Net Purchases/Sales	(2,524,090)
Net Transfers in and/or out of Level 3	(4,166,983)

Balance as of 9/30/09	$-0-

Net Change in Unrealized Appreciation/Depreciation from Investments still held as of 9/30/09	$-0-

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen U.S. Government Trust

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009